Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Advanced Series Trust and Shareholders of AST American Funds Growth Allocation Portfolio, AST BlackRock 60/40 Target Allocation ETF Portfolio, AST BlackRock 80/20 Target Allocation ETF Portfolio, AST BlackRock Corporate Bond Portfolio, AST BlackRock Low Duration Bond Portfolio, AST BlackRock/Loomis Sayles Bond Portfolio, AST Dimensional Global Core Allocation Portfolio, AST Global Bond Portfolio, AST MFS Growth Allocation Portfolio, AST PIMCO Corporate Bond Portfolio, AST Prudential Corporate Bond Portfolio, AST Prudential Flexible Multi-Strategy Portfolio, AST QMA International Core Equity Portfolio, AST T. Rowe Price Asset Allocation Portfolio, AST T. Rowe Price Corporate Bond Portfolio, AST T. Rowe Price Diversified Real Growth Portfolio, AST Western Asset Corporate Bond Portfolio, AST Academic Strategies Asset Allocation Portfolio, AST Advanced Strategies Portfolio, AST AllianzGI World Trends Portfolio, AST Balanced Asset Allocation Portfolio, AST BlackRock Global Strategies Portfolio, AST Capital Growth Asset Allocation Portfolio, AST ClearBridge Dividend Growth Portfolio, AST Fidelity Institutional AM® Quantitative Portfolio, AST Goldman Sachs Multi-Asset Portfolio, AST J.P. Morgan Global Thematic Portfolio, AST J.P. Morgan Strategic Opportunities Portfolio, AST Legg Mason Diversified Growth Portfolio, AST Preservation Asset Allocation Portfolio, AST Prudential Growth Allocation Portfolio and AST T. Rowe Price Growth Opportunities Portfolio

In planning and performing our audit of the financial statements of AST American Funds Growth Allocation Portfolio, AST BlackRock 60/40 Target Allocation ETF Portfolio, AST BlackRock 80/20 Target Allocation ETF Portfolio, AST BlackRock Corporate Bond Portfolio, AST BlackRock Low Duration Bond Portfolio, AST BlackRock/Loomis Sayles Bond Portfolio, AST Dimensional Global Core Allocation Portfolio, AST Global Bond Portfolio, AST MFS Growth Allocation Portfolio, AST PIMCO Corporate Bond Portfolio, AST Prudential Corporate Bond Portfolio, AST Prudential Flexible Multi-Strategy Portfolio, AST QMA International Core Equity Portfolio, AST T. Rowe Price Asset Allocation Portfolio, AST T. Rowe Price Corporate Bond Portfolio, AST T. Rowe Price Diversified Real Growth Portfolio, AST Western Asset Corporate Bond Portfolio, AST Academic Strategies Asset Allocation Portfolio, AST Advanced Strategies Portfolio, AST AllianzGI World Trends Portfolio, AST Balanced Asset Allocation Portfolio, AST BlackRock Global Strategies Portfolio, AST Capital Growth Asset Allocation Portfolio, AST ClearBridge Dividend Growth Portfolio, AST Fidelity Institutional AM® Quantitative Portfolio, AST Goldman Sachs Multi-Asset Portfolio, AST J.P. Morgan Global Thematic Portfolio, AST J.P. Morgan Strategic Opportunities Portfolio, AST Legg Mason Diversified Growth Portfolio, AST Preservation Asset Allocation Portfolio, AST Prudential Growth Allocation Portfolio and AST T. Rowe Price Growth Opportunities Portfolio (thirty two of the portfolios constituting Advanced Series Trust, hereafter collectively referred to as the "Portfolios") as of and for the year ended December 31, 2020, in accordance with the standards of the Public Company Accounting Oversight Board (United States) (PCAOB), we considered the Portfolios' internal control over financial reporting, including controls over safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-CEN, but not for the purpose of expressing an opinion on the effectiveness of the Portfolios' internal control over financial reporting. Accordingly, we do not express an opinion on the effectiveness of the Portfolios' internal control over financial reporting.

The management of the Portfolios is responsible for establishing and maintaining effective internal control over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. A company's internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles. A company's internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail,

PricewaterhouseCoopers LLP, PricewaterhouseCoopers Center, 300 Madison Avenue, New York, NY 10017 T: (646) 471 3000, F: (813) 286 6000, www.pwc.com/

accurately and fairly reflect the transactions and dispositions of the assets of the company; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures of the company are being made only in accordance with authorizations of management and directors of the company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition of a company's assets that could have a material effect on the financial statements.

Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A material weakness is a deficiency, or a combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the company's annual or interim financial statements will not be prevented or detected on a timely basis.

Our consideration of the Portfolios' internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control over financial reporting that might be material weaknesses under standards established by the PCAOB. However, we noted no deficiencies in the Portfolios' internal control over financial reporting and its operation, including controls over safeguarding securities, that we consider to be material weaknesses as defined above as of December 31, 2020.

This report is intended solely for the information and use of the Board of Trustees of Advanced Series Trust and the Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these specified parties.

/s/ PricewaterhouseCoopers LLP

February 24, 2021

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